Shareholder Report, Holdings (Details) - C000122237	Jun. 30, 2024
Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Fidelity Government Portfolio
Holdings [Line Items]
Percent of Net Asset Value	2.90%
JPMorgan Chase & Company
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Microsoft Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Alphabet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Lam Research Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.20%
EOG Resources, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Capital One Financial Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Prudential Financial, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Seagate Technology Holdings PLC
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Materials
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Energy
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Communication Services
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.30%
Industrials
Holdings [Line Items]
Percent of Net Asset Value	14.00%
Financials
Holdings [Line Items]
Percent of Net Asset Value	15.80%
Information Technology
Holdings [Line Items]
Percent of Net Asset Value	25.20%
InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	97.10%
InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	2.90%